STEIN ROE INTERMEDIATE BOND FUND
                            STEIN ROE HIGH YIELD FUND
                              STEIN ROE INCOME FUND
                                 Class S Shares
                         Supplement to Prospectus dated
                                November 1, 2000


The information under "The Funds' Management - Portfolio Managers," is revised to read as follows:

Intermediate Bond Fund and Income Fund
Michael T. Kennedy has been portfolio manager of Intermediate Bond Portfolio since its inception in 1998 and was portfolio manager of Intermediate Bond Fund from 1988 to January 1998. He has been portfolio manager of Income Portfolio since December 2000. He joined Stein Roe in 1987 and is a senior vice president. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M degree from Northwestern University.

High Yield Fund
Jeffrey M. Martin has been portfolio manager of the High Yield Portfolio since December 2000 and has been affiliated with the Portfolio or the Fund as an analyst or associate portfolio manager since 1996. Mr. Martin joined Stein Roe in 1993 and is a vice president and senior analyst. He received his B.S. degree from St. John's University and his M.B.A. degree from the State University of New York at Albany.


DIR-36/292E-0101                                                 January 5, 2001

                        LIBERTY INCOME BOND FUND, CLASS A
                      LIBERTY HIGH YIELD BOND FUND, CLASS A
                         Supplement to Prospectus dated
                                November 1, 2000


The information under "Managing the Fund--Portfolio Manager," is revised to read as follows:

Income Bond Fund
Michael T. Kennedy has been portfolio manager of Income Portfolio since December, 2000. Mr Kennedy has been portfolio manager of other Stein Roe fixed income funds since 1988. He joined Stein Roe in 1987 and is a senior vice president. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M degree from Northwestern University.

High Yield Bond Fund
Jeffrey M. Martin has been portfolio manager of the High Yield Portfolio since December, 2000 and has been affiliated with the Portfolio and the Stein Roe High Yield Fund as an analyst or associate portfolio manager since 1996. Mr. Martin joined Stein Roe in 1993 and is a vice president and senior analyst. He received his B.S. degree from St. John's University and his M.B.A. degree from the State University of New York at Albany.


G-36/366E-0101                                                   January 5, 2001